Property and Equipment	9 Months Ended
Sep. 30, 2012
Property and Equipment

(5)    Property and Equipment

Property and equipment, net consists of the following (in thousands):

	June 30,		December 31, 2011	September 30, 2012
	2010	2011
				(Unaudited)
Computer equipment and software	$1,752	$6,562	$16,586	$41,919
Furniture and fixtures	192	1,230	1,755	3,017
Leasehold improvements	106	2,747	2,795	815
Construction in progress	298	1,031	3,740	4,955

	2,348	11,570	24,876	50,706
Less: accumulated depreciation	(650)	(2,103)	(4,181)	(11,620)

Total property and equipment, net	$1,698	$9,467	$20,695	$39,086

Construction in progress consists primarily of leasehold improvements and servers, networking equipment and storage infrastructure being provisioned in our new third-party data center hosting facilities. Depreciation expense for fiscal 2009, 2010 and 2011, the six months ended December 31, 2010 (unaudited) and 2011 and the nine months ended September 30, 2011 (unaudited) and 2012 (unaudited) was $0.2 million, $0.4 million, $1.5 million, $0.5 million, $2.0 million, $1.8 million and $8.8 million, respectively.